Unitholders' Equity (Details)	3 Months Ended
Mar. 31, 2018 $ / shares
Maximum [Member]
Other Ownership Interests [Line Items]
Number of days after quarter end distribution is paid	45 days
Common Units [Member]
Other Ownership Interests [Line Items]
Distributions Per Limited Partnership Unit Outstanding, Basic	$ 0.425
General Partner [Member] | Minimum [Member]
Other Ownership Interests [Line Items]
Distributions entitled by General Partner, Percentage	2.00%
Incentive Distribution, Quarterly Distribution Additional Target Percentage	15.00%
General Partner [Member] | Maximum [Member]
Other Ownership Interests [Line Items]
Incentive Distribution, Quarterly Distribution Additional Target Percentage	50.00%
Cheniere Holdings [Member] | Cheniere Partners [Member]
Other Ownership Interests [Line Items]
Limited Partner Ownership Percentage	48.60%
Blackstone [Member] | Cheniere Partners [Member]
Other Ownership Interests [Line Items]
Limited Partner Ownership Percentage	40.30%
Public [Member] | Cheniere Partners [Member]
Other Ownership Interests [Line Items]
Limited Partner Ownership Percentage	9.10%